Accrued and Other Current Liabilities - Summary of Accrued and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Payroll and related benefits	$ 777	$ 351
Materials and related purchases	464	474
Deferred rent	462	524
Professional & consulting fees	248	103
Customer refund		352
Other	243	22
Total accrued and other current liabilities	$ 2,194	$ 1,826